Common Stock and Additional Paid-in Capital - Summary of Estimated Weighted-Average Assumptions (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Black Scholes Valuation Model [Member] | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.74%
Expected life of options in years	4 years 7 months 6 days
Expected volatility of underlying stock	65.70%
Expected dividend yield	0.00%
Black Scholes Valuation Model [Member] | Non Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.24%
Expected life of options in years	7 years
Expected volatility of underlying stock	65.80%
Expected dividend yield	0.00%